Long-Term Debt - Additional Information - Revolvers (Detail) - Revolving Credit Facilities [Member] shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Term_loan Vessel shares	Dec. 31, 2015
Debt Instrument [Line Items]
Number of credit facilities | Term_loan	13
Credit facility, maximum borrowing capacity	$ 1,700,000,000.0
Undrawn amount of revolving credit facility	300,000,000
Available capacity reduced under revolving credit facility remainder of 2016	402,600,000
Available capacity reduced under revolving credit facility in 2017	291,000,000
Available capacity reduced under revolving credit facility in 2018	586,400,000
Available capacity reduced under revolving credit facility in 2019	43,000,000
Available capacity reduced under revolving credit facility thereafter	$ 369,100,000
Debt instrument, collateral, number of vessels | Vessel	70
Secured debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 150,000,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, three-month LIBOR rate (percent)	0.63%	0.61%
Teekay Offshore [Member] | Securities Pledged as Collateral [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages | shares	38.2
Teekay LNG [Member] | Securities Pledged as Collateral [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages | shares	25.2
Teekay Tankers [Member] | Securities Pledged as Collateral [Member] | Common Stock [Member] | Class A common stock [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages | shares	16.8
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.45%	0.45%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	4.00%	3.95%